Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of income tax provision
	For years ended December 31,
	2021	2022	2023	2023
	S$	S$	S$	US$
Tax expense attributable to income (loss) is made up of:
Current income tax	167,072	118,681	23,086	17,499

Income (loss) before tax	232,891	(668,831)	(7,547,787)	(5,721,054)

Tax calculated at tax rate @17%	39,591	(113,701)	(1,283,124)	(972,579)
Effects of:
- Effect of tax rates in foreign jurisdiction	-	-	930,664	705,423
- Tax effect on expense not deductible for tax purposes	26,701	197,279	129,502	98,160
- Income not subject to tax	(33,198)	-	-	-
- Singapore statutory stepped income exemption	(17,425)	(17,425)	-	-
- Utilization of capital allowance	(2,994)	(68)	(1,041)	(789)
- Recognition of tax effect of previously unrecognized tax losses	-	-	(15,809)	(11,983)
- Deferred tax assets on temporary differences not recognized	154,397	250,371	239,808	181,768
- Under provision of current taxation in respect of prior year	-	(197,775)	23,086	17,499
Tax charge	167,072	118,681	23,086	17,499